Income Taxes - Schedule of income (loss) before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes [Line Items]
Income (loss) before taxes and income from equity in affiliates	¥ 1,298,042	$ 203,691	¥ (585,319)	¥ 967,975
Mainland China
Income Taxes [Line Items]
Income (loss) before taxes and income from equity in affiliates	686,188	107,677	846,584	400,776
Hong Kong
Income Taxes [Line Items]
Income (loss) before taxes and income from equity in affiliates	584,236	91,679	345,758	379,896
Cayman Islands
Income Taxes [Line Items]
Income (loss) before taxes and income from equity in affiliates	(66,140)	(10,379)	(1,811,849)	100,232
Other Countries
Income Taxes [Line Items]
Income (loss) before taxes and income from equity in affiliates	¥ 93,758	$ 14,714	¥ 34,188	¥ 87,071